Employee Benefits - Summary of Cash Contributions and Payments made by Bank to Principal Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 581	$ 519	$ 396
SPP [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	320	218	196
All other plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	85	158	53
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	73	53	78
Defined contribution pension and other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Contributions	$ 103	$ 90	$ 69